Receivables from Customers and Broker-Dealers and Clearing Organization, Net (Tables)	6 Months Ended
Sep. 30, 2025
Receivables from Customers and Broker-Dealers and Clearing Organization, Net [Abstract]
Schedule of Receivables from Customers and Broker-Dealers and Clearing Organization, Net

Receivables from customers and broker-dealers and clearing organizations, net comprised the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Receivables from:
Customers	5,593	646
Customers – related parties	294	47
Brokers-dealers and clearing organizations	883	19
	6,770	712
Less: allowance for credit losses	(536)	(501)
Total	6,234	211

Schedule of Allowance for Expected Credit Losses for Receivables from Customers and Broker-Dealers and Clearing Organizations

The movement of the allowance for expected credit losses for receivables from customers and broker-dealers and clearing organizations was as follows:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	501	590
Additions	35	-
Reversal	-	(92)
Exchange realignment	-	3
Ending balance	536	501